Segment Information - Schedule of Evaluating Company's Performance Making Key Decisions by CODM Regarding Resource Allocation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Evaluating Company's Performance Making Key Decisions by CODM Regarding Resource Allocation [Abstract]
General and administrative expenses	$ 4,491,706	$ 397,200
Franchise tax expenses	225	225
Other significant non-cash items:
Amortization expenses	11,675	12,648
Loss from operations	(4,503,606)	(410,073)
Total other expenses	(30,155)	(26,934)
Net loss	$ (4,533,761)	$ (437,007)